Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000145004
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class A
Trading Symbol	MMEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$84	1.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.57%
AssetsNet	$ 63,559,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%

C000145005
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class C
Trading Symbol	MMECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$132	2.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.45%
AssetsNet	$ 63,559,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%

C000145007
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class Y
Trading Symbol	MMEYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$74	1.38%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.38%
AssetsNet	$ 63,559,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%

C000219865
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Member Class
Trading Symbol	MMMMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$81	1.50%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%
AssetsNet	$ 63,559,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$63,559
Number of Holdings	122
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.3%
Real Estate	3.8%
Materials	4.4%
Energy	4.5%
Health Care	5.5%
Consumer Discretionary	10.1%
Information Technology	17.0%
Industrials	18.5%
FinancialsFootnote Reference**	29.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

nLight, Inc.	1.6%
Bel Fuse, Inc., Class B	1.5%
Digi International, Inc.	1.3%
Artivion, Inc.	1.3%
Enviri Corp.	1.3%
Thermon Group Holdings, Inc.	1.3%
QCR Holdings, Inc.	1.2%
Kimball Electronics, Inc.	1.2%
Diamond Hill Investment Group, Inc.	1.2%
Horizon Bancorp, Inc.	1.1%

C000144991
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAIMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$52	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 328,356,000
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%

C000217047
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	MCIMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
AssetsNet	$ 328,356,000
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%

C000164741
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MRIMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$31	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 328,356,000
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%

C000144992
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYIMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 328,356,000
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%

C000219863
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMIJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$44	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 328,356,000
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$328,356
Number of Holdings	116
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	5.0%
Energy	6.6%
Materials	6.8%
Utilities	7.4%
Real Estate	8.3%
Consumer Discretionary	9.6%
Health Care	10.1%
Information Technology	10.4%
Financials	16.1%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Realty Income Corp.	1.4%
State Street Corp.	1.4%
Ross Stores, Inc.	1.4%
Raymond James Financial, Inc.	1.3%
M&T Bank Corp.	1.3%
Xcel Energy, Inc.	1.3%
AMETEK, Inc.	1.3%
Fifth Third Bancorp	1.2%
Nasdaq, Inc.	1.2%
MKS, Inc.	1.2%

C000144977
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class A
Trading Symbol	VSCVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$77	1.43%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.43%
AssetsNet	$ 1,007,772,000
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%

C000144978
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class C
Trading Symbol	MCVSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$126	2.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.35%
AssetsNet	$ 1,007,772,000
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%

C000144979
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R
Trading Symbol	MRVSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$94	1.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,007,772,000
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%

C000144980
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	MVSSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$51	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,007,772,000
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%

C000144981
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class Y
Trading Symbol	VSVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$56	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,007,772,000
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,007,772
Number of Holdings	125
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.7%
Utilities	4.3%
Materials	5.3%
Energy	6.7%
Health Care	7.2%
Information Technology	8.3%
Consumer Discretionary	10.0%
Real Estate	11.4%
Industrials	14.8%
FinancialsFootnote Reference**	27.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Flagstar Bank NA	1.4%
Essent Group Ltd.	1.3%
Victoria's Secret & Co.	1.3%
Cushman & Wakefield Ltd.	1.3%
Glacier Bancorp, Inc.	1.3%
Hancock Whitney Corp.	1.2%
Commercial Metals Co.	1.2%
First Interstate BancSystem, Inc., Class A	1.2%
Resideo Technologies, Inc.	1.2%
Ameris Bancorp	1.1%

C000144993
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$60	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
AssetsNet	$ 321,523,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%

C000155526
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MIRSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 321,523,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%

C000144994
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$47	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 321,523,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%

C000219864
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$51	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 321,523,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$321,523
Number of Holdings	117
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	3.8%
Utilities	4.0%
Energy	4.6%
Materials	7.6%
Health Care	8.3%
Real Estate	8.9%
Information Technology	9.0%
Consumer Discretionary	10.9%
Industrials	18.4%
Financials	21.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Textron, Inc.	1.4%
Cushman & Wakefield Ltd.	1.3%
Valmont Industries, Inc.	1.3%
C.H. Robinson Worldwide, Inc.	1.3%
First Industrial Realty Trust, Inc.	1.3%
Globus Medical, Inc., Class A	1.3%
MKS, Inc.	1.3%
Victoria's Secret & Co.	1.2%
Flagstar Bank NA	1.2%
Commercial Metals Co.	1.2%

C000144984
Shareholder Report [Line Items]
Fund Name	Victory Multi-Cap Fund
Class Name	Class A
Trading Symbol	MNNAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.21%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
AssetsNet	$ 522,555,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,555
Number of Holdings	101
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.1%
Energy	4.2%
Industrials	6.1%
Consumer Discretionary	9.4%
Communication Services	9.9%
Health Care	12.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.9%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
Expedia Group, Inc.	2.1%
KLA Corp.	1.9%

C000144985
Shareholder Report [Line Items]
Fund Name	Victory Multi-Cap Fund
Class Name	Class C
Trading Symbol	MNNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$116	2.16%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.16%
AssetsNet	$ 522,555,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,555
Number of Holdings	101
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.1%
Energy	4.2%
Industrials	6.1%
Consumer Discretionary	9.4%
Communication Services	9.9%
Health Care	12.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.9%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
Expedia Group, Inc.	2.1%
KLA Corp.	1.9%

C000144987
Shareholder Report [Line Items]
Fund Name	Victory Multi-Cap Fund
Class Name	Class Y
Trading Symbol	MNNYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.93%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
AssetsNet	$ 522,555,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,555
Number of Holdings	101
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.1%
Energy	4.2%
Industrials	6.1%
Consumer Discretionary	9.4%
Communication Services	9.9%
Health Care	12.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.9%
Microsoft Corp.	5.9%
Alphabet, Inc., Class A	5.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
Expedia Group, Inc.	2.1%
KLA Corp.	1.9%

C000144988
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MUXAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$27	0.51%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 277,892,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$277,892
Number of Holdings	508
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	10.3%
Communication Services	10.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

C000144989
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class R
Trading Symbol	MUXRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$45	0.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 277,892,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$277,892
Number of Holdings	508
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	10.3%
Communication Services	10.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

C000144990
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	MUXYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$19	0.36%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 277,892,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$277,892
Number of Holdings	508
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	10.3%
Communication Services	10.5%
Financials	13.3%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

C000144972
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class A
Trading Symbol	MGOAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.27%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
AssetsNet	$ 271,548,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%

C000144973
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class C
Trading Symbol	MGOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$109	2.12%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.12%
AssetsNet	$ 271,548,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%

C000144975
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class R6
Trading Symbol	MGOSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$45	0.87%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 271,548,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%

C000144976
Shareholder Report [Line Items]
Fund Name	Victory Mid-Cap Core Growth Fund
Class Name	Class Y
Trading Symbol	MGOYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$51	0.99%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 271,548,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$271,548
Number of Holdings	122
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	4.0%
Materials	4.1%
Consumer Staples	4.2%
Energy	7.5%
Real Estate	7.8%
Information Technology	10.4%
Health Care	12.7%
Consumer Discretionary	13.5%
Financials	16.6%
Industrials	16.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Expedia Group, Inc.	2.6%
Comfort Systems USA, Inc.	2.3%
The Bank of New York Mellon Corp.	2.3%
Howmet Aerospace, Inc.	2.1%
Halozyme Therapeutics, Inc.	2.1%
HCA Healthcare, Inc.	2.1%
Ralph Lauren Corp., Class A	2.0%
Affiliated Managers Group, Inc.	1.9%
Vertiv Holdings Co., Class A	1.8%
Universal Health Services, Inc., Class B	1.8%

C000144995
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class A
Trading Symbol	MAICX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 257,977,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	19.00%
C000144997
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class I
Trading Symbol	MICIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 257,977,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	19.00%
C000155527
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class R6
Trading Symbol	MAIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 257,977,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	19.00%
C000144998
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class Y
Trading Symbol	MICYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 257,977,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	19.00%
C000144999
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class A
Trading Symbol	MISAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%
AssetsNet	$ 4,195,038,000
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	30.00%
C000145000
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class C
Trading Symbol	MCISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.10%
AssetsNet	$ 4,195,038,000
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	30.00%
C000145001
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class I
Trading Symbol	MISIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
AssetsNet	$ 4,195,038,000
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	30.00%
C000145002
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class R6
Trading Symbol	MSSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
AssetsNet	$ 4,195,038,000
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	30.00%
C000145003
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class Y
Trading Symbol	MYSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
AssetsNet	$ 4,195,038,000
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	30.00%
C000002333
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class A
Trading Symbol	SRVEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
AssetsNet	$ 373,826,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%

C000002336
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class C
Trading Symbol	VDSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$109	2.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.02%
AssetsNet	$ 373,826,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%

C000052113
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class I
Trading Symbol	VDSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$45	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
AssetsNet	$ 373,826,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%

C000002337
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R
Trading Symbol	GRINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$72	1.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%
AssetsNet	$ 373,826,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%

C000138365
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R6
Trading Symbol	VDSRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$42	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
AssetsNet	$ 373,826,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%

C000111270
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class Y
Trading Symbol	VDSYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$47	0.86%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
AssetsNet	$ 373,826,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$373,826
Number of Holdings	101
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	0.9%
Energy	2.4%
Materials	3.1%
Consumer Staples	4.6%
Industrials	6.6%
Consumer Discretionary	8.6%
Communication Services	9.1%
Health Care	12.3%
Financials	15.7%
Information TechnologyFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	8.0%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.8%
Amazon.com, Inc.	2.8%
Expedia Group, Inc.	2.0%
State Street Real Estate Select Sector SPDR ETF	1.8%
KLA Corp.	1.8%

C000002344
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class A
Trading Symbol	IPFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.91%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000002345
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class C
Trading Symbol	VFFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.71%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000098399
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class I
Trading Symbol	VFFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$33	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000002346
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R
Trading Symbol	GGIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$46	0.91%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000155524
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R6
Trading Symbol	VFFRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$32	0.63%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000111273
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class Y
Trading Symbol	VFFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$36	0.71%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000219862
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Member Class
Trading Symbol	VFFMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$38	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 327,115,000
Holdings Count | Holding	495
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$327,115
Number of Holdings	495
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	70.4%
U.S. Treasury Obligations	27.2%
Collateralized Mortgage Obligations	2.0%

C000002332
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class A
Trading Symbol	SBFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.29%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
AssetsNet	$ 245,372,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$245,372
Number of Holdings	56
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.1%
Information Technology	3.5%
Health Care	4.4%
Consumer Discretionary	7.4%
Industrials	8.1%
Real Estate	14.5%
Utilities	22.7%
FinancialsFootnote Reference**	36.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Bank of America Corp., Series L, 7.25%	5.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.9%
Wells Fargo & Co., Series L, 7.50%	4.9%
Uber Technologies, Inc., 0.88%, 12/1/28	4.8%
Barclays Bank PLC, 1.00%, 2/16/29	4.0%
Welltower OP LLC, 2.75%, 5/15/28	3.9%
KKR & Co., Inc., Series D, 6.25%, 3/1/28	3.8%
NextEra Energy, Inc., 7.30%, 6/1/27	3.6%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.4%

C000052112
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class I
Trading Symbol	VICIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$48	0.94%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 245,372,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$245,372
Number of Holdings	56
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.1%
Information Technology	3.5%
Health Care	4.4%
Consumer Discretionary	7.4%
Industrials	8.1%
Real Estate	14.5%
Utilities	22.7%
FinancialsFootnote Reference**	36.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Bank of America Corp., Series L, 7.25%	5.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.9%
Wells Fargo & Co., Series L, 7.50%	4.9%
Uber Technologies, Inc., 0.88%, 12/1/28	4.8%
Barclays Bank PLC, 1.00%, 2/16/29	4.0%
Welltower OP LLC, 2.75%, 5/15/28	3.9%
KKR & Co., Inc., Series D, 6.25%, 3/1/28	3.8%
NextEra Energy, Inc., 7.30%, 6/1/27	3.6%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.4%

C000219861
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Member Class
Trading Symbol	SBFMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$56	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 245,372,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$245,372
Number of Holdings	56
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	1.1%
Information Technology	3.5%
Health Care	4.4%
Consumer Discretionary	7.4%
Industrials	8.1%
Real Estate	14.5%
Utilities	22.7%
FinancialsFootnote Reference**	36.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Bank of America Corp., Series L, 7.25%	5.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.9%
Wells Fargo & Co., Series L, 7.50%	4.9%
Uber Technologies, Inc., 0.88%, 12/1/28	4.8%
Barclays Bank PLC, 1.00%, 2/16/29	4.0%
Welltower OP LLC, 2.75%, 5/15/28	3.9%
KKR & Co., Inc., Series D, 6.25%, 3/1/28	3.8%
NextEra Energy, Inc., 7.30%, 6/1/27	3.6%
Envista Holdings Corp., 1.75%, 8/15/28	3.5%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.4%

C000002334
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class A
Trading Symbol	VETAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 15,552,824,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%

C000169232
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class C
Trading Symbol	VEVCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$94	1.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.84%
AssetsNet	$ 15,552,824,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%

C000052114
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class I
Trading Symbol	VEVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$30	0.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 15,552,824,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%

C000002335
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R
Trading Symbol	GETGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$56	1.09%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 15,552,824,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%

C000138366
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R6
Trading Symbol	VEVRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$27	0.53%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 15,552,824,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%

C000111271
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class Y
Trading Symbol	VEVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$33	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 15,552,824,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$15,552,824
Number of Holdings	76
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	5.7%
Energy	6.0%
Real Estate	6.6%
Consumer Staples	7.1%
Health Care	8.3%
Information Technology	10.0%
Materials	10.3%
Consumer Discretionary	11.9%
Financials	13.2%
Industrials	18.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Hologic, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Lincoln Electric Holdings, Inc.	1.9%
Expedia Group, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
The Hartford Insurance Group, Inc.	1.8%
Keysight Technologies, Inc.	1.8%

C000002356
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class A
Trading Symbol	SSGSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.24%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
AssetsNet	$ 4,935,424,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%

C000052116
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class I
Trading Symbol	VSOIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$47	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,935,424,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%

C000002357
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R
Trading Symbol	GOGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$75	1.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
AssetsNet	$ 4,935,424,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%

C000164985
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R6
Trading Symbol	VSORX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 4,935,424,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%

C000111275
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class Y
Trading Symbol	VSOYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,935,424,000
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$4,935,424
Number of Holdings	108
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.1%
Real Estate	4.7%
Consumer Staples	4.8%
Energy	6.4%
Health Care	7.1%
Consumer Discretionary	7.4%
Materials	9.1%
Information Technology	10.3%
Industrials	20.0%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hub Group, Inc., Class A	1.6%
United Bankshares, Inc.	1.6%
Old National Bancorp	1.6%
Renasant Corp.	1.5%
McGrath RentCorp	1.4%
NCR Atleos Corp.	1.4%
UMB Financial Corp.	1.4%
IDACORP, Inc.	1.4%
Hayward Holdings, Inc.	1.4%
Lazard, Inc., Class A	1.4%